Cover Page Document	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	MIMEDX GROUP, INC.
Entity Incorporation, State or Country Code	FL
Entity File Number	001-35887
Entity Tax Identification Number	26-2792552
Entity Address, Address Line One	1775 West Oak Commons Ct., NE
Entity Address, City or Town	Marietta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30062
City Area Code	770
Local Phone Number	651-9100
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MDXG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001376339
Amendment Flag	false